SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
E-commerce platform beginning balance	$ 6,002
Addition	25,244	6,002
Written off	(31,246)
Total intangible assets		$ 6,002